Statements of Cash Flows - Adjustments for Income and Expenses from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments to reconcile profit (loss) [abstract]
Interest income	₩ (50,357)	₩ (63,579)	₩ (69,936)
Dividends	(1,170)	(10,011)	(35,143)
Gain on foreign currency translations	(8,928)	(4,576)	(2,776)
Gain on valuation of derivatives	(101,343)	(2,499)	(6,532)
Gain on settlement of derivatives	(7,829)	(29,277)	(20,399)
Gain relating to investments in subsidiaries, associates and joint ventures, net	(1,028,403)	(449,543)	(3,270,912)
Gain on sale of accounts receivable — other	(22,605)	(15,855)	(20,023)
Gain on disposal of property and equipment and intangible assets	(35,644)	(8,533)	(38,933)
Gain on business transfer	(12,455)	(69,522)
Gain relating to financial assets at FVTPL	(35,844)	(4,504)	(83,636)
Gain relating to financial liabilities at FVTPL	0	(56)
Other income	(4,220)	(1,875)	(952)
Interest expense	399,176	406,087	307,319
Loss on foreign currency translations	12,730	4,948	2,397
Loss on disposal of long-term investment securities	98
Loss on sale of accounts receivable — other		5,823
Income tax expense	376,502	300,268	843,978
Expense related to defined benefit plan	198,794	175,165	147,722
Share option	4,313	2,073	789
Depreciation and amortization	4,169,996	4,021,016	3,284,339
Bad debt expense	48,625	28,841	38,211
Loss on disposal of property and equipment and intangible assets	41,598	47,760	87,257
Impairment loss on property and equipment and intangible assets	208,833	65,935	255,839
Bad debt for accounts receivable — other	10,559	5,802	7,718
Loss on valuation of derivatives	13,551
Loss on settlement of derivatives	2,637	641	12,554
Loss relating to financial liabilities at FVTPL		43	1,535
Loss relating to financial assets at FVTPL	10,894	7,753	22,507
Loss on impairment of investment assets		1,670	3,157
Other expenses	67,146	21,044	102,839
Adjustments for income and expenses from operating activities	₩ 4,256,654	₩ 4,435,039	₩ 1,568,919